Intangible Assets_Reconciliation of intangible assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		₩ 518,599,000,000			₩ 483,739,000,000		₩ 419,806,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		175,403,000,000			157,423,000,000		134,889,000,000
Disposal		(7,426,000,000)			(981,000,000)		(3,808,000,000)
Amortization		(134,158,000,000)	[1]		(99,784,000,000)	[2]	(92,350,000,000)
Impairment losses					(237,000,000)		1,645,000,000
Reversal of impairment loss		674,000,000
Transfer		0			0
Acquisition through business combination		47,515,000,000					8,062,000,000
Foreign currencies translation adjustment		(2,302,000,000)			(20,538,000,000)		8,257,000,000
Others		(785,000,000)			(1,023,000,000)		7,238,000,000
Ending balance		597,520,000,000		$ 536,904	518,599,000,000		483,739,000,000
Amortization of other intangible assets included in other operating expenses		48,292,000,000			51,770,000,000
Goodwill
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		108,707,000,000			124,803,000,000		103,525,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		0			105,000,000		0
Disposal		0			0		0
Amortization		0	[1]		0	[2]	0
Impairment losses					0		0
Reversal of impairment loss		0
Transfer		0			0
Acquisition through business combination		46,752,000,000					7,857,000,000
Foreign currencies translation adjustment		(1,857,000,000)			(16,201,000,000)		7,338,000,000
Others		0			0		6,083,000,000
Ending balance		153,602,000,000			108,707,000,000		124,803,000,000
Software
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		40,672,000,000			35,477,000,000		38,171,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		6,839,000,000			9,722,000,000		8,708,000,000
Disposal		(4,359,000,000)			0		0
Amortization		(14,028,000,000)	[1]		(16,258,000,000)	[2]	(15,795,000,000)
Impairment losses					0		0
Reversal of impairment loss		0
Transfer		0			7,987,000,000
Acquisition through business combination		763,000,000					162,000,000
Foreign currencies translation adjustment		(165,000,000)			(952,000,000)		16,000,000
Others		5,000,000			4,696,000,000		4,215,000,000
Ending balance		29,727,000,000			40,672,000,000		35,477,000,000
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		539,000,000			313,000,000		344,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		195,000,000			349,000,000		64,000,000
Disposal		0			0		0
Amortization		(172,000,000)	[1]		(123,000,000)	[2]	(95,000,000)
Impairment losses					0		0
Reversal of impairment loss		0
Transfer		0			0
Acquisition through business combination		0					0
Foreign currencies translation adjustment		0			0		0
Others		0			0		0
Ending balance		562,000,000			539,000,000		313,000,000
Intangible Assets Under Development costs and Construction In Progress
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance	[3]				138,696,000,000		51,357,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition	[3]						92,969,000,000
Disposal	[3]						0
Amortization	[3]						(18,657,000,000)
Impairment losses	[3]						0
Acquisition through business combination	[3]						0
Foreign currencies translation adjustment	[3]						0
Others	[3]						13,027,000,000
Ending balance	[3]						138,696,000,000
Development costs
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		77,241,000,000			70,697,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		20,935,000,000			29,133,000,000
Disposal		0			0
Amortization		(46,045,000,000)	[1]		(22,534,000,000)	[2]
Impairment losses					0
Reversal of impairment loss		0
Transfer		188,189,000,000			0
Acquisition through business combination		0
Foreign currencies translation adjustment		0			36,000,000
Others		0			(91,000,000)
Ending balance		240,320,000,000			77,241,000,000		70,697,000,000
Others
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		117,546,000,000			164,364,000,000		201,769,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		45,205,000,000			22,531,000,000		30,842,000,000
Disposal		(196,000,000)			(37,000,000)		(23,000,000)
Amortization		(73,913,000,000)	[1]		(60,869,000,000)	[2]	(57,803,000,000)
Impairment losses					(78,000,000)		3,230,000,000
Reversal of impairment loss		0
Transfer		51,672,000,000			0
Acquisition through business combination		0					0
Foreign currencies translation adjustment		(227,000,000)			(2,742,000,000)		853,000,000
Others		(790,000,000)			(5,623,000,000)		(14,504,000,000)
Ending balance		139,297,000,000			117,546,000,000		164,364,000,000
Membership deposit
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		20,685,000,000			20,086,000,000		24,640,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		5,162,000,000			1,867,000,000		2,306,000,000
Disposal		(2,871,000,000)			(944,000,000)		(3,785,000,000)
Amortization		0	[1]		0	[2]	0
Impairment losses					(159,000,000)		(1,585,000,000)
Reversal of impairment loss		674,000,000
Transfer		0			0
Acquisition through business combination		0					43,000,000
Foreign currencies translation adjustment		(53,000,000)			(160,000,000)		50,000,000
Others		0			(5,000,000)		(1,583,000,000)
Ending balance		23,597,000,000			20,685,000,000		20,086,000,000
Construction in progress
Reconciliation of changes in intangible assets and goodwill [Abstract]
Beginning balance		153,209,000,000			67,999,000,000
Changes in intangible assets and goodwill [Abstract]
Acquisition		97,067,000,000			93,716,000,000		0
Disposal		0			0		0
Amortization		0	[1]		0	[2]	0
Impairment losses					0		0
Reversal of impairment loss		0
Transfer		(239,861,000,000)			(7,987,000,000)
Acquisition through business combination		0					0
Foreign currencies translation adjustment		0			(519,000,000)		0
Others		0			0		0
Ending balance		₩ 10,415,000,000			₩ 153,209,000,000		₩ 67,999,000,000

[1]	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 48,292 million Won is included in other operating expenses.
[3]	Development cost includes the amount of Construction in progress.